SCHEDULE OF PLEDGE INFORMATION (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash [Member]
Financing Receivable, Past Due [Line Items]
Restricted cash	¥ 31,002	¥ 151,503
Investment In Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Restricted cash	¥ 2,417,800